Restricted Net Assets	12 Months Ended
Dec. 31, 2025
Restricted Net Assets [Abstract]
Restricted net assets
16.	Restricted net assets
There is no other restriction on use of proceeds generated by the Group’s subsidiaries to satisfy any obligations of the Company.